Note 5 - Gain (Loss) on Solar Development - Gain (Loss) on Solar Development (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Total gain/(loss) on solar development		$ 30	$ (13)	$ 769
ISS Joint Venture [member]
Statement Line Items [Line Items]
Gain on acquisition of remaining 50% ISV from ISS	$ 7,800	0	0	7,848
Solar projects in Australia [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development		30	23	(165)
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development		0	0	(6,950)
Other [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development		$ 0	$ (36)	$ 36